Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Derivatives	$ 0	$ 146
Other payables (Note 19)	0	146
Trade payables	22,296	42,032
Accrued expenses	24,826	43,898
Accrued payroll	2,662	2,724
Dividends payable	538	16,301
Deferred income	27,367	17,355
Other payables	1,902	1,703
Total current trade and other payables	$ 79,591	$ 124,013